John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 18, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Gardner Lewis Investment Trust (the “Trust”)(File Nos. 033-53800 and 811-07324)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 48 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 49 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Chesapeake Core Growth Fund (the “Fund”).  The Amendment is being filed pursuant to Rule 485(a) for the purpose of re-naming the Fund the Chesapeake Growth Fund.  Simultaneous with this filing, the Trust is also filing a Form N-14 relating to the Chesapeake Growth Fund and its proposal, among other things, to reorganize with and into the Fund. Additionally, simultaneous with this filing, the Trust is also filing a Proxy Statement on Schedule 14A regarding the Fund and seeking shareholder approval on a reorganization into a Delaware statutory trust, revisions to the Fund’s fundamental investment restrictions, and the election of three Trustees to the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively